Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	2023	2022
Within one year	8,060	6,675
Total	8,060	6,675

Commitments - Future minimum contractual obligations

	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
2024	18,500	24,785	24,785	3,760	3,760	75,590
2025	—	—	—	3,760	3,760	7,520
2026	—	—	—	26,530	26,530	53,060
Total	18,500	24,785	24,785	34,050	34,050	136,170